Condensed Consolidated Statements of Stockholders’ Equity Unaudited - USD ($) $ in Thousands	Legacy Xos Preferred Stock Shares	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2020	$ 7,862	$ 7	$ 290	$ (27,494)		$ (27,197)
Balance (in Shares) at Dec. 31, 2020	2,762	72,277
Payment of subscription receivable	$ 2,430		379			379
Issuance of Legacy Xos Preferred Stock, incl. note conversion	$ 66,701
Issuance of Legacy Xos Preferred Stock, incl. note conversion (in Shares)	49,518
Stock options exercised			11			11
Stock options exercised (in Shares)		571
Issuance of Common Stock for vesting of restricted stock units
Issuance of Common Stock for vesting of restricted stock units (in Shares)		286
Stock repurchased and retired			(1)			(1)
Stock repurchased and retired (in Shares)		(94)
Stock based compensation expense			1,658			1,658
Shares withheld related to net share settlement of stock-based awards			(335)			(335)
Shares withheld related to net share settlement of stock-based awards (in Shares)		(102)
Legacy Xos Preferred Stock warrant exercise	$ 2,715
Legacy Xos Preferred Stock warrant exercise (in Shares)	625
Conversion of Legacy Xos Preferred Stock into Common Stock	$ (79,708)	$ 5	79,767			79,772
Conversion of Legacy Xos Preferred Stock into Common Stock (in Shares)	(52,905)	52,905
Issuance of Common Stock upon merger, net of transaction costs, $55,424		$ 2	20,719			20,721
Issuance of Common Stock upon merger, net of transaction costs, $55,424 (in Shares)		17,694
Issuance of PIPE Common Stock		$ 2	195,998			196,000
Issuance of PIPE Common Stock (in Shares)		19,600
Recognition of Public Warrants and Private Placement Warrants			(17,891)			(17,891)
Recognition of contingent Earn-out Shares liability			(101,744)			(101,744)
Net and comprehensive income (loss)				23,401	(381)	23,020
Balance at Dec. 31, 2021		$ 16	178,851	(4,093)	(381)	174,393
Balance (in Shares) at Dec. 31, 2021		163,137
Issuance of Common Stock for vesting of restricted stock units
Issuance of Common Stock for vesting of restricted stock units (in Shares)		133
Stock based compensation expense			1,068			1,068
Shares withheld related to net share settlement of stock-based awards			(97)			(97)
Shares withheld related to net share settlement of stock-based awards (in Shares)		(36)
Issuance of Common Stock under Standby Equity Purchase Agreement			62			62
Issuance of Common Stock under Standby Equity Purchase Agreement (in Shares)		19
Net and comprehensive income (loss)				(24,030)	(826)	(24,856)
Balance at Mar. 31, 2022		$ 16	179,884	(28,123)	(1,207)	150,570
Balance (in Shares) at Mar. 31, 2022		163,253
Balance at Dec. 31, 2021		$ 16	178,851	(4,093)	(381)	174,393
Balance (in Shares) at Dec. 31, 2021		163,137
Stock options exercised and vesting of early exercised options			6			6
Stock options exercised and vesting of early exercised options (in Shares)		491
Issuance of Common Stock for vesting of restricted stock units
Issuance of Common Stock for vesting of restricted stock units (in Shares)		1,198
Stock based compensation expense			5,313			5,313
Shares withheld related to net share settlement of stock-based awards			(449)			(449)
Shares withheld related to net share settlement of stock-based awards (in Shares)		(287)
Conversion of convertible notes		$ 1	2,122			2,123
Conversion of convertible notes (in Shares)		2,078
Issuance of Common Stock under Standby Equity Purchase Agreement			4,372			4,372
Issuance of Common Stock under Standby Equity Purchase Agreement (in Shares)		1,829
Issuance of restricted stock
Issuance of restricted stock (in Shares)		371
Net and comprehensive income (loss)				(73,325)	(358)	(73,683)
Balance at Dec. 31, 2022		$ 17	190,215	(77,418)	(739)	112,075
Balance (in Shares) at Dec. 31, 2022		168,817
Stock options exercised
Stock options exercised (in Shares)		2
Issuance of Common Stock for vesting of restricted stock units
Issuance of Common Stock for vesting of restricted stock units (in Shares)		1,591
Stock based compensation expense			1,987			1,987
Shares withheld related to net share settlement of stock-based awards			(382)			(382)
Shares withheld related to net share settlement of stock-based awards (in Shares)		(581)
Net and comprehensive income (loss)			(382)			(382)
Balance at Mar. 31, 2023		$ 17	$ 191,820	$ (101,749)	$ (337)	$ 89,751
Balance (in Shares) at Mar. 31, 2023		169,829